Schedule of fair value measurement inputs and valuation techniques (Details)	1 Months Ended
Jan. 26, 2024 $ / shares
Equity [Abstract]
Stock price	$ 3.52
Risk-free interest rate	4.04%
Volatility	62.34%
Exercise price	$ 4.00
Dividend yield	0.00%